UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2011

Semi-Annual Repor t

Western Asset

High Yield

Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE
VALUE

II

Western Asset High Yield Portfolio

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset High Yield Portfolio for the six-month reporting period ended June 30,
2011. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•

Fund prices and performance,

•

Market insights and commentaries from our portfolio managers, and

•

A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

President

July 29, 2011

Western Asset High Yield Portfolio

III

Investment commentary

Economic review

Although the U.S. economy continued to grow over the six months ended June 30, 2011, the pace of the expansion was disappointing, which resulted in a significant shift in investor sentiment. During the first half of the period, there were expectations of a strengthening economy and generally robust investor risk appetite. However, as the reporting period progressed, weakening economic data triggered a flight to quality as investor risk aversion increased. Despite giving back a portion of their previous gains in late May and June, investors who took on additional risk in their portfolios during the reporting period were generally rewarded.

U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, has been less robust than previously realized during most other periods exiting a severe recession. Revised GDP growth was 2.3% during the fourth quarter of 2010 and 3.0% for calendar 2010 as a whole. The Commerce Department then reported that first and second quarter 2011 GDP growth were 0.4% and 1.3%, respectively. This moderation in growth during the first half of the year was due to a variety of factors, including less robust export activity, a decline in government spending and a deceleration in consumer spending given higher oil and food prices.

Turning to the job market, while there was some improvement in the first half of the reporting period, unemployment again moved higher from April through June. After being 9.0% or higher since April
2009, the unemployment rate fell to 8.9% in February and 8.8% in March 2011. The job market then weakened, as unemployment rose to 9.0% in April, 9.1% in May and 9.2% in June. As of the end of the reporting period, approximately 14.1 million
Americans looking for work had yet to find a job, and roughly 44% of these individuals have been out of work for more than six months. In June 2011, the Federal Reserve Board (“Fed”)ii projected that unemployment would moderate, but that it would remain elevated and between 7.8% and 8.2% at the end of 2012.

The long-ailing housing market continued to show signs of strain during the reporting period. Looking back, sales increased in the spring of 2010 largely due to the government’s $8,000 tax credit for first-time home buyers. This proved to be only a temporary boost, as sales subsequently weakened after the tax credit expired at the end of April. Existing-home sales did rebound somewhat toward the end of 2010 and in January 2011, as mortgage rates remained relatively low. However, according to the National Association of Realtors (“NAR”), existing-home sales then declined a sharp 8.9% in February. After a 3.5% increase in
March, existing-home sales fell 1.8%, 4.0% and 0.8% in April, May and June, respectively. At the end of June, the inventory of unsold homes was a 9.5 month supply at the current sales level, versus a 9.1 month supply in May. Existing-home prices were relatively stagnant versus a year ago, with the NAR reporting that the median existing-home price for all housing types was $184,300 in June 2011, up 0.8% from June 2010.

Even the manufacturing sector, one of the stalwarts of the economy in recent years, softened toward the end of the reporting period. Based on the Institute for Supply Management’s PMIiii, the manufacturing sector grew twenty-three consecutive months since it began expanding in August 2009 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). In January 2011, the manufacturing sector expanded at its fastest pace since May 2004, with a reading of 60.8 versus 58.5 for the previous month.
Manufacturing activity remained strong during the next three months and was 60.4 in April. However, it then declined to 53.5 in May, the lowest reading in the past twelve

IV

Western Asset High Yield Portfolio

Investment commentary (cont’d)

months. This was attributed, in part, to supply disruptions triggered by the March earthquake and tsunami in Japan. Manufacturing activity then moved modestly higher in June to 55.3, although only twelve of the eighteen industries tracked by the Institute for Supply Management expanded during the month.

Financial market
overview

While stocks and lower-quality bonds generated solid results during the reporting period, there were several periods of heightened volatility and periodic sell-offs. These were triggered by a variety of factors, including concerns regarding the global economy, geopolitical unrest, the natural disasters in Japan and the ongoing European sovereign debt crisis. During those periods, investors tended to favor the relative safety of U.S. Treasury securities. However, these setbacks proved to be only temporary and risk aversion was generally replaced with solid demand for riskier assets.

The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. In
November 2010, prior to the beginning of the reporting period, the Fed announced a second round of quantitative easing (often referred to as “QE2”) to help stimulate the economy, entailing the purchase of $600 billion of long-term U.S.
Treasury securities by the end of the second quarter of 2011. Also, as has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between 0 and 1/4 percent.

Despite these efforts, at its meeting in June 2011, the Fed said, “Information received since the
Federal Open Market Committee met in April indicates that the economic recovery is continuing at a moderate pace, though somewhat more slowly than the Committee had expected. . . . To promote the ongoing economic recovery and to help ensure that inflation, over time, is at levels consistent with its mandate, the Committee decided today to keep the target range for the federal funds rate at 0 to 1/4 percent. The Committee continues to anticipate that economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate for an extended period.”

In June, the Fed also announced that it would complete QE2 on schedule at the end of June. However, given ongoing strains in the economy, it made no overtures toward reversing any of its accommodative policies and the Fed said it would “maintain its existing policy of reinvesting principal payments from its securities holdings” rather than seeking to reduce the size of its balance sheet.

Fixed income market review

While volatility was elevated at times, the U.S. spread sectors (non-Treasuries) produced positive results during the reporting period. As was the case for much of 2010, the spread sectors generally outperformed equal-durationv Treasuries during the first four months of the reporting period. A combination of positive economic growth, benign core inflation, rising corporate profits and overall robust investor demand supported the spread sectors from January through April 2011. Investor sentiment then began to shift in May, as optimism about the economic expansion waned and investor risk appetite started to be replaced with increased risk aversion. While the U.S. spread sectors generally posted positive results in May, they underperformed equal-duration Treasuries. Risk aversion then increased in June given a host of disappointing economic data and a further escalation of the European sovereign debt crisis. Against this backdrop, the spread sectors generated relatively poor results during most of June as investors fled the spread sectors in favor of Treasury securities.

Western Asset High Yield Portfolio

V

Both short- and long-term Treasury yields fluctuated during the six months ended
June 30, 2011. When the period began, two- and ten-year Treasury yields were 0.61% and 3.30%, respectively. Yields initially moved higher given expectations for stronger growth in 2011 and the potential for rising inflation. On
February 14, 2011, two-year Treasury yields peaked at 0.87%, while ten-year Treasuries peaked at 3.75% on February 8, 2011. Treasury yields then declined as investor risk aversion increased given the uprising in Libya and, later, due to the tragic events in Japan. Yields briefly moved higher toward the end of March, but then generally declined from April through June given disappointing economic data and periodic flights to quality. In late June, two- and ten-year Treasury yields bottomed at 0.35% and 2.88%, respectively, and ended the period at 0.45% and 3.18%, respectively. For the six months ended June 30, 2011, the Barclays Capital U.S. Aggregate Indexvi returned 2.72%.

The U.S. high-yield bond
market produced strong results during the first five months of the reporting period. High-yield prices moved higher against a backdrop of generally better-than-expected corporate profits and overall strong investor demand. However, the asset class gave back a portion of its gains in June during the flight to quality, with the high-yield market posting its first monthly loss since November 2010. All told, the Barclays Capital U.S. High Yield — 2% Issuer Cap Indexvii returned 4.98% for the six months ended June 30, 2011.

Performance review

For the six
months ended June 30, 2011, Class I shares of Western Asset High Yield Portfolio returned 5.10%. The Fund’s unmanaged benchmark, the Barclays Capital U.S. High Yield — 2% Issuer Cap Index, returned 4.98% for the same period. The
Lipper High Current Yield Funds Category Average1 returned 4.27% for the same period.

Performance Snapshot as of June 30, 2011 (unaudited)

6 months

Western Asset High Yield Portfolio:

Class IS

5.05
%

Class I

5.10
%

Barclays Capital U.S. High Yield — 2% Issuer Cap Index

4.98
%

Lipper High Current Yield Funds Category Average

4.27
%

The
performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the
reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions.
Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended June 30, 2011 for Class IS and Class I shares were 8.22% and 8.04%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 511 funds in the Fund’s Lipper category.

VI

Western Asset High Yield Portfolio

Investment commentary (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2011, the gross total annual operating expense ratios for Class IS shares and Class I shares were 0.61% and 0.65%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in
our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

President

July 29, 2011

RISKS: Fixed-income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The use of leverage may increase volatility and possibility of loss. Risks of high-yield securities include greater price volatility, illiquidity and possibility of default.
Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]
  Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the
Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays Capital U.S. High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate
High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

Western Asset High Yield Portfolio 2011 Semi-Annual Report

1

Fund at a glance† (unaudited)

Investment Breakdown (%) as a percent of total investments

†
The bar graph above represents the composition of the Fund’s investments as of June 30, 2011 and December 31, 2010 and does not include derivatives, such as futures contracts, written options and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2

Western Asset High Yield Portfolio 2011 Semi-Annual Report

Fund expenses
(unaudited)

Example

As a shareholder of the
Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000
invested on January 1, 2011 and held for the six months ended June 30, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an
$8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in
the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]

Based on hypothetical total return[1]

Actual Total Return[2]

Beginning Account Value

Ending Account Value

Annualized Expense Ratio

Expenses Paid During the Period[3]

Hypothetical Annualized Total Return

Beginning Account Value

Ending Account Value

Annualized Expense Ratio

Expenses Paid During the Period[3]

Class IS

5.05
%

$
1,000.00

$
1,050.50

0.62
%

$
3.15

Class
IS

5.00
%

$
1,000.00

$
1,021.72

0.62
%

$
3.11

Class I

5.10

1,000.00

1,051.00

0.66

3.36

Class
I

5.00

1,000.00

1,021.52

0.66

3.31

[1]
For the six months ended June 30, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fees forgone and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset High Yield Portfolio 2011 Semi-Annual Report

3

Spread duration (unaudited)

Economic exposure — June 30, 2011

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

BC U.S. HY 2%

— Barclays Capital U.S. High Yield — 2% Issuer Cap Index

EM

— Emerging Market

HY

— High Yield

IG Credit

— Investment Grade Credit

Non-$

— Non-U.S. Dollar

WA High Yield

— Western Asset High Yield Portfolio

4

Western Asset High Yield Portfolio 2011 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2011

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

BC U.S. HY 2%

— Barclays Capital U.S. High Yield — 2% Issuer Cap Index

EM

— Emerging Market

HY

— High Yield

IG Credit

— Investment Grade Credit

Non-$

— Non-U.S. Dollar

WA High Yield

— Western Asset High Yield Portfolio

Western Asset High Yield Portfolio 2011 Semi-Annual Report

5

Schedule of investments (unaudited)

June 30, 2011

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

Face Amount†

Value

Corporate Bonds &
Notes — 85.9%

Consumer Discretionary
— 20.8%

Auto Components — 0.1%

Hertz Holdings Netherlands BV, Senior Secured Bonds

8.500
%

7/31/15

310,000
EUR

$
476,519
(a)

Automobiles — 0.6%

Escrow GCB General Motors

7.200
%

1/15/11

4,090,000

102,250
(b)(c)(f)

Escrow GCB General Motors

8.250
%

7/15/23

1,320,000

33,000
(b)(f)

Escrow GCB General Motors

8.375
%

7/15/33

2,455,000

61,375
(b)(f)

Ford Motor Credit Co., LLC, Senior Notes

12.000
%

5/15/15

1,765,000

2,188,808

Ford Motor Credit Co., LLC, Senior Notes

8.125
%

1/15/20

210,000

243,267

Total Automobiles

2,628,700

Diversified Consumer Services — 1.3%

Service Corp. International, Senior Notes

7.500
%

4/1/27

1,267,000

1,209,985

Sotheby’s, Senior Notes

7.750
%

6/15/15

1,750,000

1,925,000

Stewart Enterprises Inc., Senior Notes

6.500
%

4/15/19

2,170,000

2,167,288
(a)

Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding, Senior Notes

10.250
%

12/1/17

490,000

487,550

Total Diversified Consumer Services

5,789,823

Hotels, Restaurants & Leisure — 8.9%

Boyd Gaming Corp., Senior Subordinated Notes

7.125
%

2/1/16

385,000

355,162

Caesar’s Entertainment Operating Co. Inc., Senior Notes

10.750
%

2/1/16

2,260,000

2,214,800

Caesar’s Entertainment Operating Co. Inc., Senior Secured Notes

10.000
%

12/15/15

3,250,000

3,298,750

Caesars Entertainment Operating Co. Inc., Senior Bonds

5.625
%

6/1/15

194,000

156,655

CCM Merger Inc., Notes

8.000
%

8/1/13

645,000

633,712
(a)

CityCenter Holdings LLC / CityCenter Finance Corp., Senior Secured Notes

10.750
%

1/15/17

1,430,000

1,551,550
(a)(d)

Downstream Development Quapaw, Senior Secured Notes

10.500
%

7/1/19

1,290,000

1,283,550
(a)

El Pollo Loco Inc.

12.000
%

12/28/17

2,180,000

2,180,000
(e)

El Pollo Loco Inc., Senior Notes

11.750
%

11/15/13

3,696,000

3,696,000

El Pollo Loco Inc., Senior Secured Notes

11.750
%

12/1/12

310,000

327,050

Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.

10.250
%

6/15/15

1,455,000

727
(a)(f)

Hoa Restaurant Group LLC/Hoa Finance Corp., Senior Secured Notes

11.250
%

4/1/17

1,310,000

1,316,550
(a)

Inn of the Mountain Gods Resort & Casino, Senior Secured Notes

8.750
%

11/30/20

3,430,000

3,361,400
(a)

Landry’s Holdings Inc., Senior Secured Notes

11.500
%

6/1/14

1,600,000

1,596,000
(a)

See Notes to Financial Statements.

6

Western Asset High Yield Portfolio 2011 Semi-Annual Report

Schedule of investments
(unaudited) (cont’d)

June 30, 2011

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

Face Amount†

Value

  Hotels, Restaurants & Leisure —
continued

Landry’s Restaurants Inc., Senior Secured Notes

11.625
%

12/1/15

1,550,000

$
1,658,500

Landry’s Restaurants Inc., Senior Secured Notes

11.625
%

12/1/15

410,000

438,700
(a)

MGM Resorts International, Senior Notes

6.625
%

7/15/15

210,000

196,875

MGM Resorts International, Senior Secured Notes

10.375
%

5/15/14

260,000

295,100

MGM Resorts International, Senior Secured Notes

11.125
%

11/15/17

280,000

319,900

Mohegan Tribal Gaming Authority, Senior Secured Notes

11.500
%

11/1/17

190,000

195,700
(a)

Mohegan Tribal Gaming Authority, Senior Subordinated Notes

8.000
%

4/1/12

4,342,000

3,517,020

NCL Corp. Ltd., Senior Notes

9.500
%

11/15/18

2,970,000

3,163,050
(a)

NCL Corp. Ltd., Senior Secured Notes

11.750
%

11/15/16

1,440,000

1,659,600

Pinnacle Entertainment Inc., Senior Subordinated Notes

7.500
%

6/15/15

440,000

447,700

Seven Seas Cruises S de RL LLC, Senior Secured Notes

9.125
%

5/15/19

1,720,000

1,771,600
(a)

Snoqualmie Entertainment Authority, Senior Secured Notes

4.204
%

2/1/14

2,755,000

2,479,500
(a)(g)

Station Casinos Inc., Senior Notes

6.000
%

4/1/12

2,905,000

291
(b)(f)

Station Casinos Inc., Senior Notes

7.750
%

8/15/16

2,625,000

263
(b)(f)

Station Casinos Inc., Senior Subordinated Notes

6.625
%

3/15/18

890,000

89
(b)(f)

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Secured Notes

8.625
%

4/15/16

623,000

641,690
(a)

Total Hotels, Restaurants & Leisure

38,757,484

Household Durables — 0.3%

DirectBuy Holdings Inc., Senior Secured Notes

12.000
%

2/1/17

280,000

109,200
(a)

Standard Pacific Corp., Senior Notes

8.375
%

1/15/21

1,000,000

980,000

Total Household Durables

1,089,200

Internet & Catalog Retail — 1.6%

Netflix Inc., Senior Notes

8.500
%

11/15/17

3,870,000

4,344,075

QVC Inc., Senior Secured Notes

7.375
%

10/15/20

2,270,000

2,389,175
(a)

Total Internet & Catalog Retail

6,733,250

Media — 4.5%

Affinity Group LLC, Senior Secured Notes

11.500
%

12/1/16

1,820,000

1,911,000
(a)

CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes

7.875
%

4/30/18

130,000

136,988

CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes

8.125
%

4/30/20

1,690,000

1,825,200

Cengage Learning Acquisitions Inc., Senior Notes

10.500
%

1/15/15

1,130,000

1,022,650
(a)

Cengage Learning Acquisitions Inc., Senior Subordinated Notes

13.250
%

7/15/15

3,955,000

3,559,500
(a)

See Notes to Financial Statements.

Western Asset High Yield Portfolio 2011 Semi-Annual Report

7

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

Face Amount†

Value

Media — continued

  Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured
Notes

10.875
%

9/15/14

470,000

$
517,000
(a)

CMP Susquehanna Corp.

3.443
%

5/15/14

172,000

131,504
(a)(b)(g)

CSC Holdings LLC, Senior Notes

8.500
%

6/15/15

410,000

442,800

DISH DBS Corp., Senior Notes

6.750
%

6/1/21

690,000

707,250
(a)

LBI Media Inc., Senior Secured Notes

9.250
%

4/15/19

1,570,000

1,554,300
(a)

National CineMedia LLC, Senior Notes

7.875
%

7/15/21

190,000

193,087
(a)

Nielsen Finance LLC/Nielsen Finance Co., Senior Notes

7.750
%

10/15/18

2,370,000

2,488,500
(a)

Univision Communications Inc., Senior Secured Notes

6.875
%

5/15/19

2,770,000

2,742,300
(a)

Univision Communications Inc., Senior Secured Notes

7.875
%

11/1/20

170,000

174,250
(a)

UPC Holding BV, Senior Notes

9.875
%

4/15/18

1,160,000

1,287,600
(a)

UPCB Finance III Ltd., Senior Secured Notes

6.625
%

7/1/20

930,000

918,375
(a)

Total Media

19,612,304

Multiline Retail — 1.0%

Neiman Marcus Group Inc., Senior Secured Notes

7.125
%

6/1/28

4,810,000

4,449,250

Specialty Retail — 1.0%

American Greetings Corp., Senior Notes

7.375
%

6/1/16

575,000

569,250

American Greetings Corp., Senior Notes

7.375
%

6/1/16

360,000

356,400

Edcon Proprietary Ltd., Senior Secured Notes

9.500
%

3/1/18

2,400,000

2,256,000
(a)

  Spencer Spirit Holdings Inc./Spencer Gifts LLC/Spirit Halloween Superstores, Senior
Notes

11.000
%

5/1/17

1,050,000

1,076,250
(a)

Total Specialty Retail

4,257,900

Textiles, Apparel & Luxury Goods — 1.5%

Burlington Coat Factory Warehouse Corp., Senior Notes

10.000
%

2/15/19

1,490,000

1,475,100
(a)

Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes

11.375
%

2/1/17

840,000

865,200
(a)

Giraffe Acquisition Corp., Senior Notes

9.125
%

12/1/18

2,780,000

2,613,200
(a)

Oxford Industries Inc., Senior Secured Notes

11.375
%

7/15/15

1,350,000

1,525,500

Total Textiles, Apparel & Luxury Goods

6,479,000

Total Consumer Discretionary

90,273,430

Consumer Staples —
2.0%

Food Products — 1.4%

Blue Merger Sub Inc., Senior Notes

7.625
%

2/15/19

580,000

585,800
(a)

Bumble Bee Acquisiton Co., Senior Secured Notes

9.000
%

12/15/17

890,000

894,450
(a)

Harmony Foods Corp., Senior Secured Notes

10.000
%

5/1/16

720,000

734,400
(a)

Simmons Foods Inc., Senior Secured Notes

10.500
%

11/1/17

3,655,000

3,874,300
(a)

Total Food Products

6,088,950

See Notes to Financial Statements.

8

Western Asset High Yield Portfolio 2011 Semi-Annual Report

Schedule of investments
(unaudited) (cont’d)

June 30, 2011

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

Face Amount†

Value

Tobacco — 0.6%

Alliance One International Inc., Senior Notes

10.000
%

7/15/16

2,690,000

$
2,595,850

Total Consumer Staples

8,684,800

Energy —
14.8%

Energy Equipment & Services — 3.2%

Complete Production Services Inc., Senior Notes

8.000
%

12/15/16

1,266,000

1,322,970

Hercules Offshore LLC, Senior Secured Notes

10.500
%

10/15/17

3,930,000

4,106,850
(a)

Key Energy Services Inc., Senior Notes

6.750
%

3/1/21

1,430,000

1,430,000

Oil States International Inc., Senior Notes

6.500
%

6/1/19

1,200,000

1,206,000
(a)

Parker Drilling Co., Senior Notes

9.125
%

4/1/18

900,000

949,500

Unit Corp., Senior Subordinated Notes

6.625
%

5/15/21

1,180,000

1,180,000

Vantage Drilling Co., Senior Secured Notes

11.500
%

8/1/15

3,260,000

3,545,250

Total Energy Equipment & Services

13,740,570

Oil, Gas & Consumable Fuels — 11.6%

Arch Coal Inc., Senior Notes

7.000
%

6/15/19

1,530,000

1,526,175
(a)

Berry Petroleum Co., Senior Notes

10.250
%

6/1/14

830,000

948,275

Berry Petroleum Co., Senior Notes

6.750
%

11/1/20

300,000

301,500

Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes

9.375
%

5/1/19

1,250,000

1,287,500
(a)

Chesapeake Energy Corp., Senior Notes

6.875
%

8/15/18

840,000

882,000

Chesapeake Energy Corp., Senior Notes

7.250
%

12/15/18

535,000

583,150

Chesapeake Energy Corp., Senior Notes

6.625
%

8/15/20

2,020,000

2,126,050

Chesapeake Energy Corp., Senior Notes

6.125
%

2/15/21

150,000

151,875

Compagnie Generale de Geophysique-Veritas, Senior Notes

9.500
%

5/15/16

1,015,000

1,108,888

Compagnie Generale de Geophysique-Veritas, Senior Notes

7.750
%

5/15/17

110,000

113,300

Concho Resources Inc., Senior Notes

7.000
%

1/15/21

1,460,000

1,511,100

CONSOL Energy Inc., Senior Notes

8.250
%

4/1/20

1,090,000

1,188,100

Corral Petroleum Holdings AB, Senior Bonds

15.000
%

9/18/11

3,735,945

3,586,507
(a)(b)(d)

Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes

8.875
%

2/15/18

1,230,000

1,309,950

Denbury Resources Inc., Senior Subordinated Notes

8.250
%

2/15/20

732,000

797,880

Energy Transfer Equity LP, Senior Notes

7.500
%

10/15/20

1,570,000

1,664,200

Enterprise Products Operating LLP, Junior Subordinated Notes

8.375
%

8/1/66

2,145,000

2,321,962
(g)

Enterprise Products Operating LLP, Subordinated Notes

7.034
%

1/15/68

295,000

310,119
(g)

EXCO Resources Inc., Senior Notes

7.500
%

9/15/18

2,650,000

2,577,125

MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes

8.750
%

4/15/18

840,000

915,600

See Notes to Financial Statements.

Western Asset High Yield Portfolio 2011 Semi-Annual Report

9

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

Face Amount†

Value

  Oil, Gas & Consumable Fuels —
continued

MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes

6.750
%

11/1/20

140,000

$
142,800

MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes

6.500
%

8/15/21

1,620,000

1,607,850

MEG Energy Corp., Senior Notes

6.500
%

3/15/21

2,020,000

2,030,100
(a)

Milagro Oil & Gas Inc., Secured Notes

10.500
%

5/15/16

1,430,000

1,344,200
(a)

Offshore Group Investments Ltd., Senior Secured Notes

11.500
%

8/1/15

710,000

772,125
(a)

Overseas Shipholding Group Inc., Senior Notes

8.125
%

3/30/18

2,710,000

2,659,187

Peabody Energy Corp., Senior Notes

7.875
%

11/1/26

1,430,000

1,605,175

Petroplus Finance Ltd., Senior Notes

6.750
%

5/1/14

1,085,000

1,063,300
(a)

Plains Exploration & Production Co., Senior Notes

10.000
%

3/1/16

2,660,000

2,992,500

Plains Exploration & Production Co., Senior Notes

8.625
%

10/15/19

165,000

179,850

PT Adaro Indonesia, Senior Notes

7.625
%

10/22/19

700,000

777,000
(a)

Quicksilver Resources Inc., Senior Notes

11.750
%

1/1/16

2,795,000

3,200,275

Quicksilver Resources Inc., Senior Notes

9.125
%

8/15/19

100,000

109,000

Range Resources Corp., Senior Subordinated Notes

8.000
%

5/15/19

380,000

412,300

Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes

6.875
%

12/1/18

1,550,000

1,604,250

SandRidge Energy Inc., Senior Notes

7.500
%

3/15/21

580,000

587,250
(a)

Teekay Corp., Senior Notes

8.500
%

1/15/20

1,690,000

1,744,925

Whiting Petroleum Corp., Senior Subordinated Notes

6.500
%

10/1/18

580,000

603,200

Xinergy Ltd., Senior Secured Notes

9.250
%

5/15/19

1,690,000

1,706,900
(a)

Total Oil, Gas & Consumable Fuels

50,353,443

Total Energy

64,094,013

Financials —
6.7%

Commercial Banks — 1.9%

BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes

5.625
%

3/8/35

1,670,000

1,438,757

BankAmerica Institutional Capital A, Junior Subordinated Bonds

8.070
%

12/31/26

660,000

673,200
(a)

BankAmerica Institutional Capital B, Junior Subordinated Bonds

7.700
%

12/31/26

300,000

304,500
(a)

CIT Group Inc., Secured Notes

6.625
%

4/1/18

700,000

729,750
(a)

Credit Agricole SA, Subordinated Notes

8.375
%

10/13/19

960,000

1,003,200
(a)(g)(h)

NB Capital Trust II, Junior Subordinated Notes

7.830
%

12/15/26

780,000

791,700

NB Capital Trust IV, Junior Subordinated Notes

8.250
%

4/15/27

1,210,000

1,235,713

Royal Bank of Scotland Group PLC, Junior Subordinated Bonds

7.648
%

9/30/31

960,000

864,000
(g)(h)

See Notes to Financial Statements.

10

Western Asset High Yield Portfolio 2011 Semi-Annual Report

Schedule of investments
(unaudited) (cont’d)

June 30, 2011

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

Face Amount†

Value

Commercial Banks — continued

Santander Finance Preferred SA Unipersonal, Junior Subordinated Notes

10.500
%

9/29/14

990,000

$
1,080,256
(g)(h)

Total Commercial Banks

8,121,076

Consumer Finance — 1.1%

Ally Financial Inc., Senior Notes

7.500
%

9/15/20

2,930,000

3,061,850

Ally Financial Inc., Senior Notes

8.000
%

11/1/31

80,000

86,600

GMAC International Finance BV, Senior Bonds

7.500
%

4/21/15

820,000
EUR

1,236,688

SLM Corp., Medium-Term Notes

8.000
%

3/25/20

200,000

214,761

SLM Corp., Medium-Term Notes, Senior Notes

8.450
%

6/15/18

230,000

252,451

Total Consumer Finance

4,852,350

Diversified Financial Services — 3.1%

Bank of America Corp., Notes, Preferred Securities

8.000
%

1/30/18

640,000

668,358
(g)(h)

Bankrate Inc., Senior Secured Notes

11.750
%

7/15/15

663,000

755,820
(a)

Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities

10.250
%

8/15/39

960,000

1,017,600

Countrywide Capital III, Junior Subordinated Notes

8.050
%

6/15/27

120,000

123,900

International Lease Finance Corp., Senior Notes

8.625
%

9/15/15

560,000

606,900

International Lease Finance Corp., Senior Notes

8.750
%

3/15/17

1,200,000

1,312,500

International Lease Finance Corp., Senior Notes

8.875
%

9/1/17

2,030,000

2,233,000

International Lease Finance Corp., Senior Notes

8.250
%

12/15/20

3,580,000

3,866,400

MBNA Capital A, Junior Subordinated Notes

8.278
%

12/1/26

1,480,000

1,513,300

Residential Capital LLC, Junior Secured Notes

9.625
%

5/15/15

1,440,000

1,429,200

Total Diversified Financial Services

13,526,978

Insurance — 0.3%

Dai-ichi Life Insurance Co., Ltd., Subordinated Notes

7.250
%

7/25/21

590,000

589,653
(a)(g)(h)

ING Capital Funding Trust III, Junior Subordinated Bonds

3.846
%

9/30/11

490,000

462,745
(g)(h)

Total Insurance

1,052,398

Thrifts & Mortgage Finance — 0.3%

General Motors Financial Co., Senior Notes

6.750
%

6/1/18

1,400,000

1,403,500
(a)

Total Financials

28,956,302

Health Care —
3.3%

Health Care Equipment & Supplies — 0.1%

Biomet Inc., Senior Toggle Notes

10.375
%

10/15/17

410,000

452,025
(d)

Health Care Providers & Services — 3.2%

American Renal Holdings, Senior Notes

9.750
%

3/1/16

890,000

890,875
(a)(d)

American Renal Holdings, Senior Secured Notes

8.375
%

5/15/18

1,520,000

1,548,500

CRC Health Corp., Senior Subordinated Notes

10.750
%

2/1/16

3,530,000

3,591,775

See Notes to Financial Statements.

Western Asset High Yield Portfolio 2011 Semi-Annual Report

11

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

Face Amount†

Value

  Health Care Providers & Services —
continued

Fresenius Medical Care U.S. Finance Inc., Senior Notes

6.875
%

7/15/17

140,000

$
148,050

Fresenius U.S. Finance II Inc., Senior Notes

9.000
%

7/15/15

915,000

1,035,094
(a)

HCA Holdings Inc., Senior Notes

7.750
%

5/15/21

1,000,000

1,037,500
(a)

HCA Inc., Notes

7.690
%

6/15/25

1,675,000

1,566,125

HCA Inc., Senior Secured Notes

7.875
%

2/15/20

535,000

580,475

InVentiv Health Inc., Senior Notes

10.000
%

8/15/18

1,210,000

1,153,499
(a)

Symbion Inc., Senior Secured Notes

8.000
%

6/15/16

260,000

254,150
(a)

Tenet Healthcare Corp., Senior Notes

6.875
%

11/15/31

590,000

492,650

Universal Hospital Services Inc., Senior Secured Notes

8.500
%

6/1/15

300,000

309,000
(d)

US Oncology Inc.

9.125
%

8/15/17

1,190,000

20,825
(b)(f)

Vanguard Health Holdings Co., II LLC, Senior Notes

8.000
%

2/1/18

1,235,000

1,275,137

Total Health Care Providers & Services

13,903,655

Total Health Care

14,355,680

Industrials —
14.3%

Aerospace & Defense — 2.5%

Ducommun Inc., Senior Notes

9.750
%

7/15/18

590,000

606,225
(a)

FGI Operating Co. Inc., Senior Secured Notes

10.250
%

8/1/15

525,000

557,812

Kratos Defense & Security Solutions Inc., Senior Secured Notes

10.000
%

6/1/17

1,300,000

1,371,500

Kratos Defense & Security Solutions Inc., Senior Secured Notes

10.000
%

6/1/17

1,110,000

1,171,050
(a)

Northrop Grumman Corp., Senior Notes

6.875
%

3/15/18

360,000

369,000
(a)

Northrop Grumman Corp., Senior Notes

7.125
%

3/15/21

900,000

931,500
(a)

Triumph Group Inc., Senior Notes

8.625
%

7/15/18

1,660,000

1,819,775

Wyle Services Corp., Senior Subordinated Notes

10.500
%

4/1/18

3,840,000

4,070,400
(a)

Total Aerospace & Defense

10,897,262

Airlines — 1.3%

American Airlines Pass-Through Trust, Secured Notes

7.000
%

1/31/18

960,000

907,200
(a)

Continental Airlines Inc., Pass-Through Certificates

7.373
%

12/15/15

386,122

387,860

Continental Airlines Inc., Pass-Through Certificates

8.388
%

11/1/20

685,485

688,913

Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes

7.339
%

4/19/14

556,609

555,217

Continental Airlines Inc., Senior Secured Notes

6.750
%

9/15/15

400,000

402,000
(a)

Delta Air Lines Inc., Pass-Through Certificates

8.954
%

8/10/14

279,562

288,312

Delta Air Lines Inc., Pass-Through Certificates, Secured Notes

8.021
%

8/10/22

528,284

536,843

Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes

9.750
%

12/17/16

633,130

671,118

See Notes to Financial Statements.

12

Western Asset High Yield Portfolio 2011 Semi-Annual Report

Schedule of investments
(unaudited) (cont’d)

June 30, 2011

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

Face Amount†

Value

Airlines — continued

Delta Air Lines Inc., Senior Secured Notes

9.500
%

9/15/14

813,000

$
866,861
(a)

United Air Lines Inc., Senior Secured Notes

9.875
%

8/1/13

405,000

425,250
(a)

Total Airlines

5,729,574

Building Products — 0.8%

Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond

0.000
%

6/30/15

1,003,200

606,936
(a)(b)

Building Materials Corp. of America, Senior Notes

6.875
%

8/15/18

540,000

550,800
(a)

Building Materials Corp. of America, Senior Notes

6.750
%

5/1/21

1,040,000

1,045,200
(a)

Shea Homes LP, Senior Secured Notes

8.625
%

5/15/19

1,120,000

1,103,200
(a)

Total Building Products

3,306,136

Commercial Services & Supplies — 1.8%

Altegrity Inc., Senior Subordinated Notes

11.750
%

5/1/16

2,900,000

3,045,000
(a)

American Reprographics Co., Senior Notes

10.500
%

12/15/16

2,510,000

2,616,675

Geo Group Inc., Senior Notes

7.750
%

10/15/17

1,305,000

1,383,300

RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Notes

8.250
%

2/1/21

870,000

865,650

Total Commercial Services & Supplies

7,910,625

Construction & Engineering — 0.4%

Abengoa Finance SAU, Senior Notes

8.875
%

11/1/17

1,500,000

1,531,875
(a)

Electrical Equipment — 0.4%

NES Rentals Holdings Inc., Senior Secured Notes

12.250
%

4/15/15

1,965,000

1,901,138

(a)

Machinery — 0.3%

Dematic SA, Senior Secured Notes

8.750
%

5/1/16

1,390,000

1,379,575
(a)

Marine — 0.8%

Navios Maritime Acquisition Corp., Senior Secured Notes

8.625
%

11/1/17

700,000

689,500
(a)

  Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured
Notes

8.625
%

11/1/17

1,870,000

1,841,950

Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., Senior Notes

8.125
%

2/15/19

920,000

883,200
(a)

Total Marine

3,414,650

Road & Rail — 4.0%

Florida East Coast Holdings Corp., Senior Notes

10.500
%

8/1/17

3,060,000

3,174,750
(a)(d)

Florida East Coast Industries Inc., Senior Secured Notes

8.125
%

2/1/17

1,140,000

1,177,050
(a)

Jack Cooper Holdings Corp., Senior Secured Notes

12.750
%

12/15/15

2,767,000

2,933,020
(a)(e)

Kansas City Southern de Mexico, Senior Notes

12.500
%

4/1/16

3,787,000

4,506,530

Kansas City Southern Railway, Senior Notes

13.000
%

12/15/13

370,000

430,125

Kansas City Southern Railway, Senior Notes

8.000
%

6/1/15

295,000

316,387

Quality Distribution LLC/QD Capital Corp., Senior Secured Notes

9.875
%

11/1/18

2,160,000

2,200,500
 (a)

See Notes to Financial Statements.

Western Asset High Yield Portfolio 2011 Semi-Annual Report

13

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

Face Amount†

Value

Road & Rail — continued

RailAmerica Inc., Senior Secured Notes

9.250
%

7/1/17

2,454,000

$
2,693,265

Total Road & Rail

17,431,627

Trading Companies & Distributors — 0.4%

H&E Equipment Services Inc., Senior Notes

8.375
%

7/15/16

1,465,000

1,497,963

Transportation — 1.5%

CMA CGM, Senior Notes

8.500
%

4/15/17

3,390,000

2,847,600
(a)

Hapag-Lloyd AG, Senior Notes

9.750
%

10/15/17

2,020,000

2,030,100
(a)

Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes

9.500
%

5/1/18

1,750,000

1,802,500
(a)

Total Transportation

6,680,200

Transportation Infrastructure — 0.1%

Aguila 3 SA, Senior Secured Notes

7.875
%

1/31/18

220,000

221,375
(a)

Total Industrials

61,902,000

Information Technology
— 2.1%

  Electronic Equipment, Instruments & Components —
0.7%

NXP BV/NXP Funding LLC, Senior Secured Notes

9.750
%

8/1/18

2,710,000

3,035,200
(a)

IT Services — 1.2%

Ceridian Corp., Senior Notes

12.250
%

11/15/15

1,682,700

1,707,941
(d)

First Data Corp., Senior Notes

10.550
%

9/24/15

65,069

67,509
(d)

First Data Corp., Senior Notes

11.250
%

3/31/16

3,340,000

3,289,900

Total IT Services

5,065,350

  Semiconductors & Semiconductor Equipment —
0.2%

Freescale Semiconductor Inc., Senior Notes

10.750
%

8/1/20

310,000

350,300
(a)

Freescale Semiconductor Inc., Senior Secured Notes

9.250
%

4/15/18

500,000

538,750
(a)

  Total Semiconductors & Semiconductor
Equipment

889,050

Total Information Technology

8,989,600

Materials —
7.2%

Chemicals — 1.4%

Georgia Gulf Corp., Senior Secured Notes

9.000
%

1/15/17

1,150,000

1,224,750
(a)

Ineos Finance PLC, Senior Secured Notes

9.000
%

5/15/15

120,000

126,000
(a)

Kerling PLC, Senior Secured Notes

10.625
%

1/28/17

1,334,000
EUR

2,045,733
(a)

LBI Escrow Corp., Senior Secured Notes

8.000
%

11/1/17

184,000

204,700
(a)

Lyondell Chemical Co., Senior Secured Notes

11.000
%

5/1/18

665,445

745,299

Solutia Inc., Senior Notes

7.875
%

3/15/20

760,000

813,200

Texas Petrochemical Corp. Group LLC, Senior Secured Notes

8.250
%

10/1/17

890,000

923,375
(a)

Total Chemicals

6,083,057

See Notes to Financial Statements.

14

Western Asset High Yield Portfolio 2011 Semi-Annual Report

Schedule of investments
(unaudited) (cont’d)

June 30, 2011

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

Face Amount†

Value

Containers & Packaging — 1.5%

ARD Finance SA, Senior Secured Notes

11.125
%

6/1/18

550,000

$
562,375
(a)(d)

Ardagh Packaging Finance PLC, Senior Notes

9.125
%

10/15/20

1,710,000

1,799,775
(a)

Ardagh Packaging Finance PLC, Senior Secured Notes

7.375
%

10/15/17

640,000
EUR

932,736
(a)

Berry Plastics Corp., Secured Notes

9.750
%

1/15/21

390,000

377,325

Longview Fibre Paper & Packaging Inc., Senior Secured Notes

8.000
%

6/1/16

1,430,000

1,437,150
(a)

Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Notes

9.000
%

4/15/19

290,000

286,375
(a)

Viskase Cos. Inc., Senior Secured Notes

9.875
%

1/15/18

1,010,000

1,052,925
(a)(b)

Viskase Cos. Inc., Senior Secured Notes

9.875
%

1/15/18

100,000

104,250
(a)(b)

Total Containers & Packaging

6,552,911

Metals & Mining — 2.8%

FMG Resources (August 2006) Pty Ltd., Senior Notes

7.000
%

11/1/15

290,000

295,800
(a)

Midwest Vanadium Pty Ltd., Senior Secured Notes

11.500
%

2/15/18

4,420,000

4,408,950
(a)

Novelis Inc., Senior Notes

8.750
%

12/15/20

2,350,000

2,538,000

Ryerson Holding Corp., Senior Secured Notes

0.000
%

2/1/15

4,000,000

2,080,000

Steel Dynamics Inc., Senior Notes

7.750
%

4/15/16

1,070,000

1,123,500

Thompson Creek Metals Co. Inc., Senior Notes

7.375
%

6/1/18

1,790,000

1,754,200
(a)

Total Metals & Mining

12,200,450

Paper & Forest Products — 1.5%

Appleton Papers Inc., Senior Secured Notes

11.250
%

12/15/15

1,627,000

1,643,270

NewPage Corp., Senior Secured Notes

11.375
%

12/31/14

1,860,000

1,734,450

Verso Paper Holdings LLC, Senior Secured Notes

11.500
%

7/1/14

2,390,000

2,545,350

Verso Paper Holdings LLC, Senior Subordinated Notes

11.375
%

8/1/16

780,000

723,450

Total Paper & Forest Products

6,646,520

Total Materials

31,482,938

Telecommunication Services
— 7.9%

Diversified Telecommunication Services — 4.4%

Cincinnati Bell Inc., Senior Notes

8.375
%

10/15/20

370,000

369,075

Cincinnati Bell Telephone Co., Senior Debentures

6.300
%

12/1/28

1,130,000

915,300

Cogent Communications Group Inc., Senior Secured Notes

8.375
%

2/15/18

1,900,000

1,952,250
(a)

Inmarsat Finance PLC, Senior Notes

7.375
%

12/1/17

1,710,000

1,812,600
(a)

Intelsat Jackson Holdings Ltd., Senior Notes

9.500
%

6/15/16

970,000

1,017,288

Intelsat Jackson Holdings SA, Senior Notes

7.250
%

4/1/19

810,000

803,925
(a)

Primus Telecommunications Group Inc., Senior Subordinated Secured Notes

14.250
%

5/20/13

473,622

475,990
(d)

Satelite Mexicanos SA de CV, Senior Secured Notes

9.500
%

5/15/17

1,250,000

1,275,000
 (a)

See Notes to Financial Statements.

Western Asset High Yield Portfolio 2011 Semi-Annual Report

15

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

Face Amount†

Value

  Diversified Telecommunication Services —
continued

Sunrise Communications Holdings SA, Senior Secured Notes

8.500
%

12/31/18

297,000
EUR

$
450,076
(a)

Sunrise Communications International SA, Senior Secured Notes

7.000
%

12/31/17

250,000
EUR

369,788
(a)

TW Telecom Holdings Inc., Senior Notes

8.000
%

3/1/18

2,558,000

2,727,468

West Corp., Senior Notes

8.625
%

10/1/18

2,200,000

2,222,000
(a)

West Corp., Senior Notes

7.875
%

1/15/19

130,000

126,100
(a)

Wind Acquisition Finance SA, Senior Secured Notes

7.250
%

2/15/18

1,670,000

1,736,800
(a)

Wind Acquisition Holdings Finance SpA, Senior Notes

12.250
%

7/15/17

1,766,580

2,035,983
(a)(d)

Windstream Corp., Senior Notes

7.500
%

4/1/23

930,000

930,000

  Total Diversified Telecommunication
Services

19,219,643

Wireless Telecommunication Services — 3.5%

Buccaneer Merger Sub Inc., Senior Notes

9.125
%

1/15/19

1,035,000

1,076,400
(a)

MetroPCS Wireless Inc., Senior Notes

7.875
%

9/1/18

1,240,000

1,312,850

Sprint Capital Corp., Senior Notes

6.875
%

11/15/28

3,520,000

3,335,200

Sprint Capital Corp., Senior Notes

8.750
%

3/15/32

5,031,000

5,446,057

True Move Co., Ltd.

10.750
%

12/16/13

305,000

329,019
(a)

True Move Co., Ltd., Notes

10.750
%

12/16/13

3,420,000

3,689,325
(a)

Total Wireless Telecommunication Services

15,188,851

Total Telecommunication Services

34,408,494

Utilities —
6.8%

Electric Utilities — 2.6%

AES Ironwood LLC, Secured Notes

8.857
%

11/30/25

1,422,703

1,444,044

AES Red Oak LLC, Secured Notes

9.200
%

11/30/29

240,000

243,600

Astoria Depositor Corp., Pass-Through Certificates

8.144
%

5/1/21

1,990,000

1,910,400
(a)

Reliant Energy Mid-Atlantic Power Holdings LLC, Senior Notes

9.681
%

7/2/26

3,230,000

3,456,100

Sithe Independence Funding, Notes

9.000
%

12/30/13

581,066

594,454

Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc., Senior Secured Notes

11.500
%

10/1/20

3,600,000

3,537,000
(a)

Total Electric Utilities

11,185,598

Gas Utilities — 0.2%

Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes

7.375
%

3/15/20

1,010,000

1,055,450

  Independent Power Producers & Energy Traders —
4.0%

AES Corp., Senior Notes

8.000
%

10/15/17

590,000

625,400

AES Corp., Senior Notes

7.375
%

7/1/21

180,000

182,700
(a)

Calpine Corp., Senior Secured Notes

7.500
%

2/15/21

500,000

510,000
(a)

Calpine Corp., Senior Secured Notes

7.875
%

1/15/23

3,290,000

3,388,700
 (a)

See Notes to Financial Statements.

16

Western Asset High Yield Portfolio 2011 Semi-Annual Report

Schedule of investments
(unaudited) (cont’d)

June 30, 2011

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

Face Amount†

Value

  Independent Power Producers & Energy Traders —
continued

Dynegy Inc., Bonds

7.670
%

11/8/16

865,000

$
769,850

Edison Mission Energy, Senior Notes

7.625
%

5/15/27

1,875,000

1,378,125

Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes

10.000
%

12/1/20

1,666,000

1,776,722

First Wind Holdings Inc., Senior Secured Notes

10.250
%

6/1/18

1,370,000

1,383,700
(a)

Foresight Energy LLC/Foresight Energy Corp., Senior Notes

9.625
%

8/15/17

2,430,000

2,578,838
(a)

Mirant Americas Generation LLC, Senior Notes

9.125
%

5/1/31

4,500,000

4,522,500

Mirant Mid Atlantic LLC, Pass-Through Certificates

10.060
%

12/30/28

146,144

163,681

  Total Independent Power Producers & Energy
Traders

17,280,216

Total Utilities

29,521,264

Total Corporate Bonds & Notes (Cost — $368,114,544)

372,668,521

Collateralized Mortgage
Obligations — 0.0%

BlackRock Capital Finance LP, 1996-R1 (Cost — $147,598)

9.580
%

9/25/26

167,267

18,106
(e)(g)

Collateralized Senior Loans
— 3.4%

Consumer Discretionary
— 1.4%

Diversified Consumer Services — 0.7%

Realogy Corp., Term Loan

13.500
%

10/15/17

3,000,000

3,165,000
(i)

Hotels, Restaurants & Leisure — 0.1%

CityCenter Holdings LLC, Term Loan

7.500
%

1/13/15

510,000

512,975
(i)

Media — 0.2%

Newsday LLC, Term Loan B

10.500
%

8/1/13

1,000,000

1,056,250
(i)

Specialty Retail — 0.4%

BCBG Maxazria International, Term Loan B

9.690
%

5/19/15

1,650,000

1,579,875

(i)

Total Consumer Discretionary

6,314,100

Industrials —
0.7%

Aerospace & Defense — 0.5%

Hawker Beechcraft Acquisition Co. LLC, Term Loan

2.186 - 2.246
%

3/26/14

2,746,524

2,307,767
(i)

Marine — 0.2%

Trico Shipping AS, Term Loan A

10.000
%

5/12/14

830,396

830,396
(e)(i)

Total Industrials

3,138,163

Telecommunication Services
— 1.0%

Wireless Telecommunication Services — 1.0%

Vodafone Americas Finance 2 Inc., Term Loan

6.875
%

8/11/15

3,288,098

3,386,741
(i)

Vodafone Americas Finance 2 Inc., Term Loan B

6.250
%

7/11/16

770,000

770,000
(e)(i)

Total Telecommunication Services

4,156,741

See Notes to Financial Statements.

Western Asset High Yield Portfolio 2011 Semi-Annual Report

17

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

Face Amount†

Value

Utilities —
0.3%

Electric Utilities — 0.3%

Texas Competitive Electric Holdings Co. LLC, Term Loan

4.690 - 4.768
%

10/10/17

1,541,517

$
1,200,456
(i)

Total Collateralized Senior Loans (Cost — $14,360,731)

14,809,460

Convertible
Bonds & Notes — 1.6%

Consumer Discretionary
— 0.8%

Diversified Consumer Services — 0.8%

Realogy Corp., Senior Subordinated Bonds

11.000
%

4/15/18

3,035,000

3,186,750
(a)

Energy —
0.0%

Oil, Gas & Consumable Fuels — 0.0%

James River Coal Co., Senior Notes

3.125
%

3/15/18

140,000

139,300
(a)

Industrials —
0.6%

Marine — 0.6%

Horizon Lines Inc., Senior Notes

4.250
%

8/15/12

3,275,000

2,652,750
(b)

Materials —
0.2%

Chemicals — 0.2%

Hercules Inc.

6.500
%

6/30/29

770,000

708,400

Total Convertible Bonds & Notes (Cost — $6,000,920)

6,687,200

Shares

Common Stocks —
4.0%

Consumer Discretionary
— 2.3%

Automobiles — 0.2%

General Motors Co.

30,647

930,443

*

Media — 2.1%

Charter Communications Inc., Class A Shares

167,471

9,086,976
*

Citadel Broadcasting Corp., Class A Shares

1,196

39,887
*

Total Media

9,126,863

Total Consumer Discretionary

10,057,306

Energy —
0.9%

Energy Equipment & Services — 0.8%

KCAD Holdings I Ltd.

356,560,327

3,593,415
*(b)(e)

Oil, Gas & Consumable Fuels — 0.1%

SemGroup Corp., Class A Shares

13,610

349,369
*

Total Energy

3,942,784

Industrials —
0.5%

Building Products — 0.1%

Ashton Woods USA LLC, Class B Membership

346

223,170
*(b)(e)

Nortek Inc.

4,800

172,752
*

Total Building Products

395,922

See Notes to Financial Statements.

18

Western Asset High Yield Portfolio 2011 Semi-Annual Report

Schedule of investments
(unaudited) (cont’d)

June 30, 2011

Western Asset High Yield Portfolio

Security

Shares

Value

Marine — 0.4%

DeepOcean Group Holding AS

111,195

$
1,667,925

*(e)

Total Industrials

2,063,847

Materials —
0.3%

Chemicals — 0.3%

Georgia Gulf Corp.

19,463

469,837
*

LyondellBasell Industries NV, Class A Shares

18,618

717,165

Total Materials

1,187,002

Total Common Stocks (Cost — $14,227,046)

17,250,939

Rate

Convertible
Preferred Stocks — 0.7%

Financials —
0.7%

Diversified Financial Services — 0.7%

Bank of America Corp. (Cost — $3,140,312)

7.250
%

3,130

3,133,756

Preferred Stocks —
2.3%

Consumer Discretionary
— 0.0%

Media — 0.0%

CMP Susquehanna Radio Holdings Corp.

0.000
%

40,019

4
*(a)(b)(g)

Financials —
2.2%

Commercial Banks — 0.3%

Banesto Holdings Ltd.

10.500
%

55,200

1,385,178

(a)

Consumer Finance — 1.0%

GMAC Capital Trust I

8.125
%

172,065

4,404,864
(g)

Diversified Financial Services — 0.9%

Citigroup Capital XII

8.500
%

79,725

2,058,499
(g)

Citigroup Capital XIII

7.875
%

61,950

1,720,971
(g)

Total Diversified Financial Services

3,779,470

Total Financials

9,569,512

Industrials —
0.1%

Road & Rail — 0.1%

Jack Cooper Holdings Corp.

20.000
%

5,170

491,150
(a)(e)(g)

Total Preferred Stocks (Cost — $9,857,095)

10,060,666

Expiration Date

Notional Amount†

Purchased Options —
0.2%

  Credit default swaption with BNP Paribas to sell protection on Markit CDX.NA.HY.16 Index, Call @
$102.50

9/21/11

92,710,000

792,596

  Credit default swaption with BNP Paribas to sell protection on Markit CDX.NA.HY.16 Index, Call @
$102.50

9/21/11

28,950,000

247,500

Total Purchased Options (Cost — $1,261,818)

1,040,096

See Notes to Financial Statements.

Western Asset High Yield Portfolio 2011 Semi-Annual Report

19

Western Asset High Yield Portfolio

Security

Expiration Date

Warrants

Value

Warrants —
0.4%

Buffets Restaurant Holdings

4/28/14

3,104

$
31
*(b)(e)

Charter Communications Inc.

11/30/14

3,493

41,916
*(e)

CMP Susquehanna Radio Holdings Co.

3/23/19

45,731

0
*(a)(b)(e)(j)

General Motors Co.

7/10/16

27,861

596,225
*

General Motors Co.

7/10/19

27,861

443,826
*

Jack Cooper Holdings Corp.

12/15/17

2,297

218,215
*(e)

Jack Cooper Holdings Corp.

5/6/18

1,159

115,900
*(e)

Nortek Inc.

12/7/14

5,120

40,960
*(b)(e)

SemGroup Corp.

11/30/14

14,326

96,701
*(b)

Total Warrants (Cost — $3,937,980)

1,553,774

  Total Investments before Short-Term Investments (Cost —
$421,048,044)

427,222,518

Rate

Maturity Date

Face Amount†

Short-Term Investments
— 1.5%

U.S. Government Agencies — 0.0%

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes (Cost — $208,871)

0.110 - 0.120
%

1/10/12

209,000

208,877
(k)(l)

Repurchase Agreements — 1.5%

  Deutsche Bank Securities Inc. repurchase agreement dated 6/30/11; Proceeds at maturity —
$6,402,002; (Fully collateralized by U.S. government agency obligations, 3.500% due 8/17/20; Market value — $6,530,038) (Cost — $6,402,000)

0.010
%

7/1/11

6,402,000

6,402,000

Total Short-Term Investments (Cost — $6,610,871)

6,610,877

Total Investments — 100.0% (Cost — $427,658,915#)

433,833,395

Other Assets in Excess of Liabilities — 0.0%

6,438

Total Net Assets — 100.0%

$
433,839,833

†
Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)
Illiquid security.

(c)
The maturity principal is currently in default as of June 30, 2011.

(d)
Payment-in-kind security for which part of the income earned may be paid as additional principal.

(e)
Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(f)
The coupon payment on these securities is currently in default as of June 30, 2011.

(g)
Variable rate security. Interest rate disclosed is as of the most recent information available.

(h)
Security has no maturity date. The date shown represents the next call date.

(i)
  Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)
Value is less than $1.

(k)
All or a portion of this security is held at the broker as collateral for open futures contracts.

See Notes to Financial Statements.

20

Western Asset High Yield Portfolio 2011 Semi-Annual Report

Schedule of investments
(unaudited) (cont’d)

June 30, 2011

Western Asset High Yield Portfolio

(l)
Rate shown represents yield-to-maturity.

#
Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

EUR

— Euro

Schedule of Written Options

Security

Expiration Date

Strike Price

Notional Amount

Value

Credit default swaption with BNP Paribas to buy protection on Markit CDX.NA.HY.16 Index, Call

9/21/11

$
99.00

$
92,710,000

$
2,641,096

Credit default swaption with BNP Paribas to buy protection on Markit CDX.NA.HY.16 Index, Call

9/21/11

104.00

92,710,000

405,865

Credit default swaption with BNP Paribas to buy protection on Markit CDX.NA.HY.16 Index, Call

9/21/11

99.00

28,950,000

824,719

Credit default swaption with Morgan Stanley & Co. Inc. to buy protection on Markit CDX.NA.HY.16 Index, Call

9/21/11

103.50

28,950,000

160,937

Total Written Options (Premiums received — $4,106,353)

$
4,032,617

See Notes to Financial
Statements.

Western Asset High Yield Portfolio 2011 Semi-Annual Report

21

Statement of assets and liabilities (unaudited)

June 30, 2011

Assets:

Investments, at value (Cost — $427,658,915)

$
433,833,395

Foreign currency, at value (Cost — $933,944)

951,493

Cash

219,360

Interest and dividends receivable

8,956,297

Receivable for securities sold

2,479,244

Deposits with brokers for swaption contracts

2,110,000

Receivable for Fund shares sold

103,968

Unrealized appreciation on forward foreign currency contracts

66,691

Receivable from broker — variation margin on open futures contracts

54,305

Prepaid expenses

37,468

Total Assets

448,812,221

Liabilities:

Payable for securities purchased

7,827,390

Written options, at value (premiums received — $4,106,353)

4,032,617

Payable for Fund shares repurchased

2,123,385

Distributions payable

537,505

Investment management fee payable

239,475

Unrealized depreciation on forward foreign currency contracts

39,164

Directors’ fees payable

10,939

Accrued expenses

161,913

Total Liabilities

14,972,388

Total Net Assets

$
433,839,833

Net
Assets:

Par value (Note 7)

$
49,564

Paid-in capital in excess of par value

547,547,875

Overdistributed net investment income

(620,056)

  Accumulated net realized loss on investments, futures contracts and foreign currency transactions

(119,204,785)

  Net unrealized appreciation on investments, futures contracts, written options and foreign currencies

6,067,235

Total Net Assets

$
433,839,833

Shares
Outstanding:

Class IS

12,758,031

Class I

36,806,184

Net Asset
Value:

Class IS

$8.85

Class I

$8.72

See Notes to Financial
Statements.

22

Western Asset High Yield Portfolio 2011 Semi-Annual Report

Statement of operations (unaudited)

For the
Six Months Ended June 30, 2011

Investment
Income:

Interest

$
24,016,591

Dividends

419,046

Less: Foreign taxes withheld

(279)

Total Investment Income

24,435,358

Expenses:

Investment management fee (Note 2)

1,587,376

Transfer agent fees (Note 5)

118,482

Registration fees

32,649

Audit and tax

27,727

Legal fees

25,004

Fund accounting fees

24,104

Directors’ fees

20,010

Shareholder reports (Note 5)

16,058

Custody fees

14,322

Insurance

6,012

Miscellaneous expenses

1,104

Total Expenses

1,872,848

Net Investment Income

22,562,510

Realized and Unrealized
Gain (Loss) on Investments, Futures Contracts, Written Options and Foreign Currency Transactions (Notes 1, 3 and 4):

Net Realized Gain (Loss) From:

Investment transactions

14,230,448

Futures contracts

(193,336)

Foreign currency transactions

(307,723)

Net Realized Gain

13,729,389

Change in Net Unrealized Appreciation (Depreciation) From:

Investments

(6,483,867)

Futures contracts

(479,524)

Written options

73,736

Foreign currencies

(138,824)

Change in Net Unrealized Appreciation (Depreciation)

(7,028,479)

Net Gain on Investments, Futures Contracts, Written Options and Foreign Currency Transactions

6,700,910

Increase in Net Assets From Operations

$
29,263,420

See Notes to Financial
Statements.

Western Asset High Yield Portfolio 2011 Semi-Annual Report

23

Statements of changes in net assets

For the Six Months Ended June 30, 2011 (unaudited) and the Year Ended December 31, 2010

2011

2010

Operations:

Net investment income

$
22,562,510

$
51,159,154

Net realized gain

13,729,389

16,156,458

Change in net unrealized appreciation (depreciation)

(7,028,479)

12,115,463

Increase in Net Assets From Operations

29,263,420

79,431,075

Distributions to
Shareholders From (Notes 1 and 6):

Net investment income

(22,532,659)

(51,252,522)

  Decrease in Net Assets From Distributions to
Shareholders

(22,532,659)

(51,252,522)

Fund Share Transactions
(Note 7):

Net proceeds from sale of shares

149,357,827

232,082,504

Reinvestment of distributions

21,785,002

49,607,551

Cost of shares repurchased

(299,722,799)

(372,815,632)

Decrease in Net Assets From Fund Share Transactions

(128,579,970)

(91,125,577)

Decrease in Net Assets

(121,849,209)

(62,947,024)

Net
Assets:

Beginning of period

555,689,042

618,636,066

End of period*

$
433,839,833

$
555,689,042

  *   Includes overdistributed net investment income
of:

$(620,056)

$(649,907)

See Notes to Financial
Statements.

24

Western Asset High Yield Portfolio 2011 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class IS Shares[1,2]

2011[3]

2010

2009

2008[4]

Net asset value, beginning
of period

$8.84

$8.38

$6.06

$8.86

Income (loss) from operations:

Net investment income

0.36

0.82

0.94

0.37

Net realized and unrealized gain (loss)

0.09

0.49

2.34

(2.77)

Total income (loss) from operations

0.45

1.31

3.28

(2.40)

Less distributions from:

Net investment income

(0.44)

(0.85)

(0.96)

(0.40)

Total distributions

(0.44)

(0.85)

(0.96)

(0.40)

Net asset value, end of
period

$8.85

$8.84

$8.38

$6.06

Total return[5]

5.05
%

16.32
%

56.74
%

(27.16)
%

Net assets, end of period
(000s)

$112,945

$108,319

$107,301

$77,795

Ratios to average net assets:

Gross expenses

0.62
%[6]

0.61
%

0.61
%

0.60
%[6]

Net expenses[7]

0.62
[6]

0.61

0.61

0.60
[6]

Net investment income

7.89
[6]

9.40

12.80

12.40
[6]

Portfolio turnover rate

56
%

105
%

84
%

41
%[8]

[1]
In April 2010, Institutional Select Class shares were renamed Class IS shares.

[2]
Per share amounts have been calculated using the average shares method.

[3]
For the six months ended June 30, 2011 (unaudited).

[4]
For the period August 4, 2008 (commencement of operations) to December 31, 2008.

[5]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]
Annualized.

[7]
The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]
Not annualized.

See Notes to Financial Statements.

Western Asset High Yield Portfolio 2011 Semi-Annual Report

25

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares[1]

2011[2]

2010

2009

2008[3]

2008[4]

2007[4]

2006[4]

Net asset value, beginning
of period

$8.71

$8.27

$5.99

$9.30

$10.75

$10.34

$10.49

Income (loss) from operations:

Net investment income

0.35
[5]

0.81
[5]

0.92
[5]

0.66
[5]

0.83
[5]

0.80
[5]

0.76

Net realized and unrealized gain (loss)

0.09

0.48

2.32

(3.05)

(1.41)

0.39

(0.05)

Total income (loss) from operations

0.44

1.29

3.24

(2.39)

(0.58)

1.19

0.71

Less distributions from:

Net investment income

(0.43)

(0.85)

(0.96)

(0.92)

(0.80)

(0.78)

(0.73)

Net realized gains

—

—

—

—

(0.07)

(0.00)
[6]

(0.13)

Total distributions

(0.43)

(0.85)

(0.96)

(0.92)

(0.87)

(0.78)

(0.86)

Net asset value, end of
period

$8.72

$8.71

$8.27

$5.99

$9.30

$10.75

$10.34

Total return[7]

5.10
%

16.24
%

56.73
%

(27.19)
%

(5.88)
%

12.14
%

7.30
%

Net assets, end of period
(000s)

$320,895

$447,370

$511,335

$439,446

$800,103

$879,323

$596,918

Ratios to average net assets:

Gross expenses

0.66
%[8]

0.65
%

0.62
%

0.60
%[8]

0.59
%

0.61
%

0.62
%

Net expenses

0.66
[8,9]

0.65
[9]

0.62
[9]

0.60
[8,9]

0.58
[10]

0.61
[9]

0.62
[9]

Net investment income

7.80
[8]

9.39

12.80

10.40
[8]

8.30

7.80

7.80

Portfolio turnover rate

56
%

105
%

84
%

41
%[11]

59
%

64
%

147
%

[1]
In April 2010, Institutional Class shares were renamed Class I shares.

[2]
For the six months ended June 30, 2011 (unaudited).

[3]
For the period April 1, 2008 through December 31, 2008.

[4]
For the year ended March 31.

[5]
Per share amounts have been calculated using the average shares method.

[6]
Amount represents less than $0.005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]
Annualized.

[9]
The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]
The impact of compensating balance arrangements was 0.01%

[11]
Not annualized.

See Notes to Financial Statements.

26

Western Asset High Yield Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Portfolio (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland
corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Debt securities are valued at the
last quoted bid price provided by an independent pricing service that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.
Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the
Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic
820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•

Level 1 — quoted prices in active markets for identical investments

•

  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security

Western Asset High Yield Portfolio 2011 Semi-Annual Report

27

and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in
valuing the Fund’s assets and liabilities carried at fair value:

ASSETS

Description

  Quoted Prices
(Level 1)

Other Significant Observable Inputs (Level 2)

  Significant
Unobservable Inputs (Level 3)

Total

Long-term investments†:

Corporate bonds & notes

—

$
367,555,501

$
5,113,020

$
372,668,521

Collateralized mortgage obligations

—

—

18,106

18,106

Collateralized senior loans

—

13,209,064

1,600,396

14,809,460

Convertible bonds & notes

—

6,687,200

—

6,687,200

Common stocks

$
11,766,429

—

5,484,510

17,250,939

Convertible preferred stocks

3,133,756

—

—

3,133,756

Preferred stocks

8,184,334

1,385,182

491,150

10,060,666

Purchased options

—

1,040,096

—

1,040,096

Warrants

1,136,752

—

417,022

1,553,774

Total long-term investments

$
24,221,271

$
389,877,043

$
13,124,204

$
427,222,518

Short-term investments†

—

6,610,877

—

6,610,877

Total investments

$
24,221,271

$
396,487,920

$
13,124,204

$
433,833,395

Other financial instruments:

Forward foreign currency contracts

—

66,691

—

66,691

Total

$
24,221,271

$
396,554,611

$
13,124,204

$
433,900,086

LIABILITIES

Description

  Quoted Prices
(Level 1)

  Other
Significant Observable Inputs (Level 2)

Significant Unobservable Inputs (Level 3)

Total

Other financial instruments:

Written options

—

$
4,032,617

—

$
4,032,617

Futures contracts

$
228,561

—

—

228,561

Forward foreign currency contracts

—

39,164

—

39,164

Total

$
228,561

$
4,071,781

—

$
4,300,342

†
See Schedule of Investments for additional detailed categorizations.

28

Western Asset High Yield Portfolio 2011 Semi-Annual Report

Notes to financial statements
(unaudited) (cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Corporate Bonds & Notes

Collateralized Mortgage Obligations

Collateralized Senior Loans

Balance as of December 31, 2010

$
2,338,820

$
27,180

$
3,227,700

Accrued premiums/discounts

2,688

330

925

Realized gain (loss)[1]

—

(84,074)

—

Change in unrealized appreciation
(depreciation)[2]

238,916

74,670

(67,332)

Net purchases (sales)

2,664,100

(0)

(1,560,897)

Transfers into Level 3

—

—

—

Transfers out of Level 3

(131,504)

—

—

Balance as of June 30, 2011

$
5,113,020

$
18,106

$
1,600,396

Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2011[2]

$
229,311

$
74,670

—

Investments in Securities

Common Stocks

Preferred Stocks

Warrants

Total

Balance as of December 31, 2010

$
155,717

$
4

$
93,303

$
5,842,724

Accrued premiums/discounts

—

—

—

3,943

Realized gain (loss)[1]

—

—

(11)

(84,085)

Change in unrealized appreciation
(depreciation)[2]

(408,214)

37,534

218,450

94,024

Net purchases (sales)

5,737,007

453,616

63,364

7,357,190

Transfers into Level 3

—

—

41,916

41,916

Transfers out of Level 3

—

(4)

—

(131,508)

Balance as of June 30, 2011

$
5,484,510

$
491,150

$
417,022

$
13,124,204

Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2011[2]

$
(408,214)

$
37,534

$
218,450

$
151,751

[1]
  This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation
(depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the
Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the

Western Asset High Yield Portfolio 2011 Semi-Annual Report

29

Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve
elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering
into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments
(“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of

30

Western Asset High Yield Portfolio 2011 Semi-Annual Report

Notes to financial statements
(unaudited) (cont’d)

investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The
Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the

Western Asset High Yield Portfolio 2011 Semi-Annual Report

31

Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Swaptions. The Fund purchases and writes swaption contracts to manage exposure to an underlying instrument. The Fund may also purchase or write options to manage exposure to fluctuations in interest rates or to enhance yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the statement of assets and liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Swap
agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the
Fund’s return. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap
contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts

32

Western Asset High Yield Portfolio 2011 Semi-Annual Report

Notes to financial statements
(unaudited) (cont’d)

recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’
terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the
measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gains or losses in the Statement of
Operations. Net periodic payments received or paid by the Fund are recognized as realized gains or losses in the Statement of Operations.

Credit default
swaps

The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its Fund because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and

Western Asset High Yield Portfolio 2011 Semi-Annual Report

33

credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(j) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(k) Counterparty risk
and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

34

Western Asset High Yield Portfolio 2011 Semi-Annual Report

Notes to financial statements
(unaudited) (cont’d)

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If this credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of June 30, 2011, the Fund held written options and forward foreign currency contracts with credit related contingent features which had a liability position of $4,071,781. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2011, the Fund had posted with its counterparties cash as collateral to cover the net liability of these derivatives amounting to $2,110,000, which could be used to reduce the required payment.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Distributions to shareholders. Distributions from net
investment income for the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(o) Compensating balance arrangements. The Fund has an
arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(p) Federal and other taxes. It is the Fund’s policy to
comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Western Asset High Yield Portfolio 2011 Semi-Annual Report

35

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2011, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under
the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment
management agreement and other transactions with affiliates

The Fund has an investment management agreement with Legg Mason Partners
Fund Advisor, LLC (“LMPFA”). Western Asset Management Company (“Western Asset”) is the investment adviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets. The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage commissions) so that total operating expenses are not expected to exceed 0.65% for Class IS shares. Western Asset also agreed to waive their advisory fee (which is paid by LMPFA, and not the Fund) under the Fee Cap. This arrangement cannot be terminated prior to April 30, 2012 without the
Board of Directors’ consent.

With respect to Class IS shares, the manager is permitted to recapture amounts forgone or reimbursed to the class within three years after the day on which the manager earned the fee or incurred the expense if the class’s total annual operating expenses have fallen to a level below the lower of the limit described above or the limit then in effect.

Pursuant to this arrangement, at June 30, 2011, the Fund had no fees forgone and/or expense reimbursements subject to recapture by LMPFA.

During the period ended June 30, 2011, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason serves as the distributor of the Fund’s shares.

As of June 30, 2011, Legg Mason and its affiliates owned approximately 83% of the Fund.

All officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

36

Western Asset High Yield Portfolio 2011 Semi-Annual Report

Notes to financial statements
(unaudited) (cont’d)

3. Investments

During the six
months ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases

$
298,045,827

Sales

399,769,606

At June 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation

$
25,470,459

Gross unrealized depreciation

(19,295,979)

Net unrealized appreciation

$
6,174,480

At June 30, 2011, the Fund had the following open futures contracts:

Number of Contracts

Expiration Date

Basis Value

Market Value

Unrealized Loss

Contracts to
Buy:

U.S. Treasury Ultra Long-Term Bonds

54

9/11

$
6,876,855

$
6,817,500

$
(59,355)

Contracts to
Sell:

U.S. Treasury 5-Year Notes

217

9/11

25,696,177

25,865,383

(169,206)

Net unrealized loss on open futures contracts

$
(228,561)

During the six months ended June 30, 2011, written option transactions for the Fund were as follows:

Notional Amount

Premiums

Written options, outstanding as of December 31, 2010

—

—

Options written

$
243,320,000

$
4,106,353

Options closed

—

—

Options exercised

—

—

Options expired

—

—

Written options, outstanding as of June 30, 2011

$
243,320,000

$
4,106,353

At June 30, 2011, the Fund had the following open forward foreign currency contracts:

Foreign Currency

Counterparty

Local Currency

Market Value

Settlement Date

Unrealized Gain (Loss)

Contracts to
Buy:

Euro

Credit Suisse

1,500,000

$
2,172,170

8/18/11

$
22,745

Contracts to
Sell:

Euro

Citibank, N.A.

1,325,903

1,920,057

8/18/11

(37,673)

Euro

Credit Suisse

2,742,940

3,972,087

8/18/11

(1,491)

Euro

Royal Bank of Scotland PLC

1,300,000

1,882,547

8/18/11

43,946

4,782

Net unrealized gain on open forward foreign currency contracts

$
27,527

Western Asset High Yield Portfolio 2011 Semi-Annual Report

37

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the
Statement of Assets and Liabilities at June 30, 2011.

ASSET
DERIVATIVES[1]

  Foreign Exchange
Contracts Risk

  Credit
Contracts Risk

Total

Purchased options[2]

—

$
1,040,096

$
1,040,096

Forward foreign currency contracts

$
66,691

—

66,691

Total

$
66,691

$
1,040,096

$
1,106,787

LIABILITY
DERIVATIVES[1]

  Interest Rate
Contracts Risk

  Foreign Exchange
Contracts Risk

  Credit
Contracts Risk

Total

Written options

—

—

$
4,032,617

$
4,032,617

Futures contracts[3]

$
228,561

—

—

228,561

Forward foreign currency contracts

—

$
39,164

—

39,164

Total

$
228,561

$
39,164

$
4,032,617

$
4,300,342

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]
Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

The following tables provide information about
the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2011. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED

Interest Rate Contracts Risk

Foreign Exchange Contracts Risk

Total

Futures contracts

$
(193,336)

—

$
(193,336)

Forward foreign currency contracts

—

$
(449.393)

(449,393)

Total

$
(193,336)

$
(449,393)

$
(642,729)

38

Western Asset High Yield Portfolio 2011 Semi-Annual Report

Notes to financial statements
(unaudited) (cont’d)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED

Interest Rate Contracts Risk

Foreign Exchange Contracts Risk

Credit Contracts Risk

Total

Purchased options

—

—

$
(221,722)

$
(221,722)

Written options

—

—

73,736

73,736

Futures contracts

$
(479,524)

—

—

(479,524)

Forward foreign currency contracts

—

$
(158,645)

—

(158,645)

Total

$
(479,524)

$
(158,645)

$
(147,986)

$
(786,155)

During the six months ended June 30, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value

Purchased options

$
311,091

Written options

1,174,017

Forward foreign currency contracts (to buy)

774,035

Forward foreign currency contracts (to sell)

8,029,288

Futures contracts (to buy)

6,777,723

Futures contracts (to sell)

25,626,586

5. Class specific expenses

For the six months ended June 30, 2011, class specific expenses were as follows:

  Shareholder
Reports

Transfer Agent Fees

Class IS

$
3,339

$
3,891

Class I

12,719

114,591

Total

$
16,058

$
118,482

6. Distributions to shareholders by class

Six Months Ended June 30, 2011

Year Ended December 31, 2010

Net investment
income:

Class IS*

$
5,350,228

$
10,229,363

Class I*

17,182,431

41,023,159

Total

$
22,532,659

$
51,252,522

*
In April 2010, Institutional Select Class and Institutional Class shares were renamed Class IS and Class I shares, respectively.

Western Asset High Yield Portfolio 2011 Semi-Annual Report

39

7. Capital shares

At June 30, 2010, the Fund had 21.15 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of the Fund were as follows:

Six Months Ended June 30,
2011

Year Ended December 31,
2010

Shares

Amount

Shares

Amount

Class
IS*

Shares sold

1,161,460

$
10,659,996

1,996,473

$
17,320,749

Shares issued on reinvestment

600,835

5,350,228

1,189,729

10,229,362

Shares repurchased

(1,256,039)

(11,520,085)

(3,735,401)

(32,552,526)

Net increase (decrease)

506,256

$
4,490,139

(549,199)

$
(5,002,415)

Class
I*

Shares sold

15,472,185

$
138,697,831

24,992,277

$
214,761,755

Shares issued on reinvestment

1,869,563

16,434,774

4,647,130

39,378,189

Shares repurchased

(31,882,964)

(288,202,714)

(40,101,037)

(340,263,106)

Net decrease

(14,541,216)

$
(133,070,109)

(10,461,630)

$
(86,123,162)

*
In April 2010, Institutional Select Class and Institutional Class shares were renamed Class IS and Class I shares, respectively.

8. Capital loss carryforward

As of
December 31, 2010, the Fund had a net capital loss carryforward of approximately $132,252,461, of which $48,834,193 expires in 2016 and $83,418,268 expires in 2017. These amounts will be available to offset future taxable capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

9. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act
updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending December 31, 2011.

Western Asset

High Yield Portfolio

Directors

William E. B. Siart, Chairman

Ronald J. Arnault

Anita L. DeFrantz

R. Jay Gerken, CFA

President

Ronald L. Olson

Avedick B. Poladian

Jaynie Miller Studenmund

Investment
manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Western Asset Management Company

Transfer agent

Boston Financial
Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Custodian

State Street Bank and Trust Company

Independent registered public accounting
firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Western Asset High Yield Portfolio

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset High Yield Portfolio

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings
with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the
Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at
1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset High Yield Portfolio. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this
Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type
of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•

Personal information included on applications or other forms;

•

Account balances, transactions, and mutual fund holdings and positions;

•

Online account access user IDs, passwords, security challenge question responses; and

•

  Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•

  Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•

The Funds’ representatives such as legal counsel, accountants and auditors; and

•

Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The
Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps.
If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012828 8/11 SR11-1440

ITEM 2.
CODE OF ETHICS.

Not applicable.

ITEM 3.
AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.
PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.
AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.
SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.
DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.
PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.
PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.
SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.
CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.
EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications
pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:

  /s/    R. Jay
Gerken

(R. Jay Gerken)

President of

Western Asset Funds, Inc.

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

  /s/    R. Jay
Gerken

(R. Jay Gerken)

President of

Western Asset Funds, Inc.

Date: August 26, 2011

By:

  /s/    Kaprel
Ozsolak

(Kaprel Ozsolak)

Principal Financial and Accounting Officer

Western Asset Funds, Inc.

Date: August 26, 2011